Income Taxes - Schedule of Reconciliation of Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax at statutory rate			$ (13,921)	$ 0
Foreign rate differential			4,255	(3,877)
Tax rate changes				(674)
Research and development credits			(1,093)	(605)
Valuation allowance			9,988	5,122
Non-deductible expense			951	57
Other			(83)	(4)
Total provision for income taxes	$ 48	$ 23	$ 97	$ 19